UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

Parnassus Funds (811-04044) and Parnassus Funds II (811-06673)

Parnassus Funds

Parnassus Funds II

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip Code)

Marc C. Mahon

Parnassus Funds

Parnassus Funds II

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Parnassus Growth Equity Fund

Ticker - PFGEX

Class - Investor Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Parnassus Growth Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$43	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Materials	1.4%
Consumer Staples	1.5%
Financials	5.3%
Consumer Discretionary	8.0%
Industrials	8.7%
Health Care	12.2%
Communication Services	17.4%
Information Technology	44.8%

Key Fund Statistics

Table Summary
Total Net Assets	$82,479,251
# of Portfolio Holdings	38
Portfolio Turnover Rate	47.16%
Advisory Fees Paid	$99,322

Top Ten Holdings (%)*

Table Summary
Alphabet Inc., Class A	11.6%
NVIDIA Corp.	10.5%
Microsoft Corp.	4.6%
Apple Inc.	4.5%
Meta Platforms Inc., Class A	4.4%
Eli Lilly & Co.	3.6%
Broadcom Inc.	3.5%
GE Vernova Inc.	3.4%
Advanced Micro Devices Inc.	3.2%
Visa Inc., Class A	3.1%

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting period.

Additional Information

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

PFGEX2026-JUNE

Parnassus Growth Equity Fund

Ticker - PFPGX

Class - Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Parnassus Growth Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Materials	1.4%
Consumer Staples	1.5%
Financials	5.3%
Consumer Discretionary	8.0%
Industrials	8.7%
Health Care	12.2%
Communication Services	17.4%
Information Technology	44.8%

Key Fund Statistics

Table Summary
Total Net Assets	$82,479,251
# of Portfolio Holdings	38
Portfolio Turnover Rate	47.16%
Advisory Fees Paid	$99,322

Top Ten Holdings (%)*

Table Summary
Alphabet Inc., Class A	11.6%
NVIDIA Corp.	10.5%
Microsoft Corp.	4.6%
Apple Inc.	4.5%
Meta Platforms Inc., Class A	4.4%
Eli Lilly & Co.	3.6%
Broadcom Inc.	3.5%
GE Vernova Inc.	3.4%
Advanced Micro Devices Inc.	3.2%
Visa Inc., Class A	3.1%

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting period.

Additional Information

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

PFPGX2026-JUNE

Parnassus Value Equity Fund

Ticker - PARWX

Class - Investor Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Parnassus Value Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$46	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	1.2%
Materials	1.9%
Real Estate	2.4%
Utilities	3.9%
Consumer Staples	6.8%
Communication Services	7.0%
Consumer Discretionary	7.3%
Industrials	11.8%
Health Care	12.6%
Information Technology	20.4%
Financials	24.7%

Key Fund Statistics

Table Summary
Total Net Assets	$5,321,759,514
# of Portfolio Holdings	46
Portfolio Turnover Rate	16.56%
Advisory Fees Paid	$15,740,480

Top Ten Holdings (%)*

Table Summary
Amazon.com Inc.	5.1%
Alphabet Inc., Class A	4.4%
Microsoft Corp.	3.6%
The Bank of New York Mellon Corp.	3.5%
JPMorgan Chase & Co.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Micron Technology Inc.	2.9%
Coca-Cola Co.	2.8%
Cummins Inc.	2.8%
Verizon Communications Inc.	2.6%

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting period.

Additional Information

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

PARWX2026-JUNE

Parnassus Value Equity Fund

Ticker - PFPWX

Class - Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Parnassus Value Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$35	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	1.2%
Materials	1.9%
Real Estate	2.4%
Utilities	3.9%
Consumer Staples	6.8%
Communication Services	7.0%
Consumer Discretionary	7.3%
Industrials	11.8%
Health Care	12.6%
Information Technology	20.4%
Financials	24.7%

Key Fund Statistics

Table Summary
Total Net Assets	$5,321,759,514
# of Portfolio Holdings	46
Portfolio Turnover Rate	16.56%
Advisory Fees Paid	$15,740,480

Top Ten Holdings (%)*

Table Summary
Amazon.com Inc.	5.1%
Alphabet Inc., Class A	4.4%
Microsoft Corp.	3.6%
The Bank of New York Mellon Corp.	3.5%
JPMorgan Chase & Co.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Micron Technology Inc.	2.9%
Coca-Cola Co.	2.8%
Cummins Inc.	2.8%
Verizon Communications Inc.	2.6%

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting period.

Additional Information

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

PFPWX2026-JUNE

Parnassus Mid Cap Fund

Ticker - PARMX

Class - Investor Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Parnassus Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$50	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.6%
Energy	2.8%
Materials	3.0%
Consumer Staples	3.2%
Real Estate	3.7%
Utilities	5.9%
Health Care	7.7%
Consumer Discretionary	11.7%
Financials	15.2%
Information Technology	22.4%
Industrials	23.8%

Key Fund Statistics

Table Summary
Total Net Assets	$2,526,677,564
# of Portfolio Holdings	41
Portfolio Turnover Rate	28.07%
Advisory Fees Paid	$8,412,110

Top Ten Holdings (%)*

Table Summary
KLA Corp.	4.8%
The Bank of New York Mellon Corp.	4.6%
NXP Semiconductors NV	3.5%
Xylem Inc.	3.2%
Synopsys Inc.	3.2%
Lam Research Corp.	3.2%
US Foods Holding Corp.	3.2%
CMS Energy Corp.	3.1%
Hubbell Inc., Class B	3.1%
Vulcan Materials Co.	3.0%

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting period.

Additional Information

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

PARMX2026-JUNE

Parnassus Mid Cap Fund

Ticker - PFPMX

Class - Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Parnassus Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.6%
Energy	2.8%
Materials	3.0%
Consumer Staples	3.2%
Real Estate	3.7%
Utilities	5.9%
Health Care	7.7%
Consumer Discretionary	11.7%
Financials	15.2%
Information Technology	22.4%
Industrials	23.8%

Key Fund Statistics

Table Summary
Total Net Assets	$2,526,677,564
# of Portfolio Holdings	41
Portfolio Turnover Rate	28.07%
Advisory Fees Paid	$8,412,110

Top Ten Holdings (%)*

Table Summary
KLA Corp.	4.8%
The Bank of New York Mellon Corp.	4.6%
NXP Semiconductors NV	3.5%
Xylem Inc.	3.2%
Synopsys Inc.	3.2%
Lam Research Corp.	3.2%
US Foods Holding Corp.	3.2%
CMS Energy Corp.	3.1%
Hubbell Inc., Class B	3.1%
Vulcan Materials Co.	3.0%

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting period.

Additional Information

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

PFPMX2026-JUNE

Parnassus Mid Cap Growth Fund

Ticker - PARNX

Class - Investor Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Parnassus Mid Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$43	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.5%
Communication Services	0.9%
Energy	1.8%
Consumer Staples	2.0%
Materials	2.1%
Financials	3.5%
Consumer Discretionary	14.4%
Health Care	15.3%
Industrials	28.3%
Information Technology	31.2%

Key Fund Statistics

Table Summary
Total Net Assets	$850,101,659
# of Portfolio Holdings	45
Portfolio Turnover Rate	45.04%
Advisory Fees Paid	$2,371,896

Top Ten Holdings (%)*

Table Summary
Teradyne Inc.	4.5%
Datadog Inc., Class A	4.0%
Rockwell Automation Inc.	3.5%
KLA Corp.	3.5%
WW Grainger Inc.	3.4%
Quanta Services Inc.	3.0%
StandardAero Inc.	2.9%
Hubbell Inc., Class B	2.9%
Monolithic Power Systems Inc.	2.9%
Hilton Worldwide Holdings Inc.	2.9%

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting period.

Additional Information

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

PARNX2026-JUNE

Parnassus Mid Cap Growth Fund

Ticker - PFPRX

Class - Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Parnassus Mid Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$37	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.5%
Communication Services	0.9%
Energy	1.8%
Consumer Staples	2.0%
Materials	2.1%
Financials	3.5%
Consumer Discretionary	14.4%
Health Care	15.3%
Industrials	28.3%
Information Technology	31.2%

Key Fund Statistics

Table Summary
Total Net Assets	$850,101,659
# of Portfolio Holdings	45
Portfolio Turnover Rate	45.04%
Advisory Fees Paid	$2,371,896

Top Ten Holdings (%)*

Table Summary
Teradyne Inc.	4.5%
Datadog Inc., Class A	4.0%
Rockwell Automation Inc.	3.5%
KLA Corp.	3.5%
WW Grainger Inc.	3.4%
Quanta Services Inc.	3.0%
StandardAero Inc.	2.9%
Hubbell Inc., Class B	2.9%
Monolithic Power Systems Inc.	2.9%
Hilton Worldwide Holdings Inc.	2.9%

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting period.

Additional Information

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

PFPRX2026-JUNE

Parnassus International Equity Fund

Ticker - PRBRX

Class - Investor Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Parnassus International Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Communication Services	1.5%
Materials	4.5%
Consumer Discretionary	4.9%
Utilities	5.6%
Consumer Staples	7.1%
Health Care	11.4%
Information Technology	15.6%
Industrials	24.1%
Financials	24.6%

Key Fund Statistics

Table Summary
Total Net Assets	$16,050,239
# of Portfolio Holdings	50
Portfolio Turnover Rate	30.39%
Advisory Fees Paid	$-

Top Ten Holdings (%)*

Table Summary
ASML Holding NV	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Siemens Energy AG	3.8%
Iberdrola SA	3.5%
Infineon Technologies AG	3.3%
CaixaBank SA	3.3%
DBS Group Holdings Ltd.	2.8%
NatWest Group plc	2.7%
UniCredit SpA	2.6%
AstraZeneca plc	2.5%

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and charts above represent percentage based on Total Net Assets.

Country Weightings (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Belgium	1.0%
Uruguay	1.0%
United States	1.2%
Hong Kong	1.7%
Denmark	1.8%
Ireland	2.1%
Italy	2.6%
Canada	2.8%
Singapore	3.6%
Switzerland	4.1%
Taiwan	4.4%
France	5.2%
Netherlands	6.7%
Japan	7.7%
Spain	8.9%
Germany	16.9%
United Kingdom	27.6%

* The holding table and charts above represent percentage based on Total Net Assets.

Material Fund Changes

On June 24, 2026, the Board of Trustees of Parnassus Funds approved a Plan of Liquidation, which authorizes the liquidation and termination of the Parnassus International Equity Fund. To effect such liquidation, the Fund ceased accepting purchase orders after the close of business on July 6, 2026. The Fund will be liquidated on or about August 28, 2026 (the “Liquidation Date”).

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting period.

Additional Information

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

PRBRX2026-JUNE

Parnassus International Equity Fund

Ticker - PFPEX

Class - Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Parnassus International Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized, except certain non-recurring expenses.

Sector Allocation (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Communication Services	1.5%
Materials	4.5%
Consumer Discretionary	4.9%
Utilities	5.6%
Consumer Staples	7.1%
Health Care	11.4%
Information Technology	15.6%
Industrials	24.1%
Financials	24.6%

Key Fund Statistics

Table Summary
Total Net Assets	$16,050,239
# of Portfolio Holdings	50
Portfolio Turnover Rate	30.39%
Advisory Fees Paid	$-

Top Ten Holdings (%)*

Table Summary
ASML Holding NV	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Siemens Energy AG	3.8%
Iberdrola SA	3.5%
Infineon Technologies AG	3.3%
CaixaBank SA	3.3%
DBS Group Holdings Ltd.	2.8%
NatWest Group plc	2.7%
UniCredit SpA	2.6%
AstraZeneca plc	2.5%

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and charts above represent percentage based on Total Net Assets.

Country Weightings (%)*

Table Summary
Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Belgium	1.0%
Uruguay	1.0%
United States	1.2%
Hong Kong	1.7%
Denmark	1.8%
Ireland	2.1%
Italy	2.6%
Canada	2.8%
Singapore	3.6%
Switzerland	4.1%
Taiwan	4.4%
France	5.2%
Netherlands	6.7%
Japan	7.7%
Spain	8.9%
Germany	16.9%
United Kingdom	27.6%

* The holding table and charts above represent percentage based on Total Net Assets.

Material Fund Changes

On June 24, 2026, the Board of Trustees of Parnassus Funds approved a Plan of Liquidation, which authorizes the liquidation and termination of the Parnassus International Equity Fund. To effect such liquidation, the Fund ceased accepting purchase orders after the close of business on July 6, 2026. The Fund will be liquidated on or about August 28, 2026 (the “Liquidation Date”).

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting period.

Additional Information

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

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© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

PFPEX2026-JUNE

Item 2. Code of Ethics.

Not applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	Included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Parnassus Funds Semiannual Financial Statements and Other Information

June 30, 2026

Parnassus Core Equity FundSM

Investor Shares: PRBLX | Institutional Shares: PRILX

Parnassus Growth Equity FundSM

Investor Shares: PFGEX | Institutional Shares: PFPGX

Parnassus Value Equity FundSM

Investor Shares: PARWX | Institutional Shares: PFPWX

Parnassus Mid Cap FundSM

Investor Shares: PARMX | Institutional Shares: PFPMX

Parnassus Mid Cap Growth FundSM

Investor Shares: PARNX | Institutional Shares: PFPRX

Parnassus International Equity FundSM

Investor Shares: PRBRX | Institutional Shares: PFPEX

Semiannual Financial Statements (Unaudited) • 2026

Parnassus Core Equity Fund

Portfolio of Investments as of June 30, 2026 (unaudited)

Equities	Shares	Market Value ($)

Banks (2.2%)
Bank of America Corp.	9,515,837	542,212,392

Capital Markets (3.7%)
Intercontinental Exchange Inc.	3,881,671	477,872,517
S&P Global Inc.	1,026,239	417,946,095

		895,818,612

Chemicals (3.9%)
Linde plc	1,154,054	598,884,783
The Sherwin-Williams Co.	985,383	339,287,075

		938,171,858

Commercial Services & Supplies (3.3%)
Waste Management Inc.	3,570,022	795,686,503

Construction Materials (1.6%)
Vulcan Materials Co.	1,312,439	387,182,629

Diversified Financial Services (2.4%)
Mastercard Inc., Class A	1,115,467	572,903,851

Electrical Equipment (3.4%)
GE Vernova Inc.	376,301	442,100,993
Hubbell Inc., Class B	727,092	380,414,534

		822,515,527

Equity Real Estate Investment Trusts (2.3%)
Realty Income Corp.	9,065,052	561,670,622

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	523,430	489,653,062

Health Care Equipment & Supplies (1.8%)
Stryker Corp.	1,369,590	431,201,716

Hotels, Restaurants & Leisure (4.3%)
DoorDash Inc., Class A q	3,142,570	579,898,442
Marriott International Inc., Class A	1,230,836	456,135,513

		1,036,033,955

Household Products (1.2%)
The Procter & Gamble Co.	2,056,249	301,528,353

Insurance (1.2%)
Marsh & McLennan Companies Inc.	1,717,651	286,280,892

Interactive Media & Services (5.9%)
Alphabet Inc., Class A	3,995,339	1,427,814,298

Equities	Shares	Market Value ($)

Life Sciences Tools & Services (4.9%)
Danaher Corp.	3,054,655	581,850,684
Thermo Fisher Scientific Inc.	1,186,188	594,707,216

		1,176,557,900

Machinery (3.1%)
Deere & Co.	1,198,585	760,298,423

Multiline Retail (4.7%)
Amazon.com Inc. [q]	4,794,418	1,142,701,586

Pharmaceuticals (2.2%)
Eli Lilly & Co.	436,441	523,480,429

Road & Rail (1.3%)
Old Dominion Freight Line Inc.	1,495,180	323,855,988

Semiconductors & Semiconductor Equipment (22.6%)
Advanced Micro Devices Inc. [q]	1,803,060	1,047,415,585
Applied Materials Inc.	1,961,767	1,418,357,541
Broadcom Inc.	1,611,580	608,774,345
KLA Corp.	3,279,288	989,393,983
NVIDIA Corp.	7,005,481	1,401,726,693

		5,465,668,147

Software (8.1%)
Microsoft Corp.	3,462,088	1,291,428,066
Oracle Corp.	1,453,129	212,956,055
Synopsys Inc. [q]	1,020,400	455,169,828

		1,959,553,949

Specialty Retail (3.8%)
AutoZone Inc. [q]	151,215	483,274,067
The Home Depot Inc.	1,262,706	445,331,152

		928,605,219

Technology Hardware, Storage & Peripherals (4.3%)
Apple Inc.	3,598,031	1,041,126,250

Trading Companies & Distributors (4.8%)
Ferguson Enterprises Inc.	2,085,775	495,016,981
WW Grainger Inc.	485,489	660,459,236

		1,155,476,217

Total investment in equities (99.0%) (cost $16,273,365,759)		23,965,998,378

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Parnassus Core Equity Fund

Portfolio of Investments as of June 30, 2026 (unaudited) (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.5%)
Citibank, New York	2.97%	07/01/2026	116,542,138	116,542,138

Total short-term securities (0.5%) (cost $116,542,138)				116,542,138

Total securities (99.5%) (cost $16,389,907,897)				24,082,540,516

Other assets and liabilities (0.5%)				113,556,966

Total net assets (100.0%)				24,196,097,482

q This security is non-income producing.

plc Public Limited Company

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Parnassus Growth Equity Fund

Portfolio of Investments as of June 30, 2026 (unaudited)

Equities	Shares	Market Value ($)

Aerospace & Defense (1.0%)
StandardAero Inc. [q]	28,268	845,496

Biotechnology (4.4%)
Natera Inc. [q]	5,069	1,375,980
Revolution Medicines Inc. [q]	5,788	1,083,977
Twist Bioscience Corp. [q]	11,711	1,204,828

		3,664,785

Capital Markets (2.1%)
Ares Management Corp., Class A l	7,450	829,259
S&P Global Inc.	2,281	928,960

		1,758,219

Chemicals (1.5%)
Linde plc	2,286	1,186,297

Communications Equipment (2.4%)
Lumentum Holdings Inc. [q]	2,265	1,943,506

Construction & Engineering (2.3%)
Comfort Systems USA Inc.	939	1,861,051

Diversified Financial Services (3.1%)
Visa Inc., Class A	7,559	2,593,417

Electrical Equipment (3.4%)
GE Vernova Inc.	2,404	2,824,363

Entertainment (1.4%)
Netflix Inc. [q]	16,001	1,142,471

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	1,325	1,239,498

Health Care Equipment & Supplies (4.1%)
Edwards Lifesciences Corp. [q]	14,887	1,346,678
Intuitive Surgical Inc. [q]	3,104	1,234,399
Medline Inc., Class A q	20,697	816,290

		3,397,367

Hotels, Restaurants & Leisure (3.5%)
DoorDash Inc., Class A q	7,937	1,464,615
Viking Holdings Ltd. [q]	13,765	1,440,782

		2,905,397

Interactive Media & Services (16.0%)
Alphabet Inc., Class A	26,745	9,557,861
Meta Platforms Inc., Class A	6,451	3,633,784

		13,191,645

Equities	Shares	Market Value ($)

IT Services (2.8%)
Cloudflare Inc., Class A q	5,583	1,369,398
Shopify Inc., Class A q	7,982	911,385

		2,280,783

Multiline Retail (4.5%)
Amazon.com Inc. [q]	9,967	2,375,535
MercadoLibre Inc. [q]	772	1,310,385

		3,685,920

Pharmaceuticals (3.6%)
Eli Lilly & Co.	2,487	2,982,982

Semiconductors & Semiconductor Equipment (23.1%)
Advanced Micro Devices Inc. [q]	4,595	2,669,281
Applied Materials Inc.	3,095	2,237,685
ASML Holding NV, Class REG	774	1,539,827
Broadcom Inc.	7,575	2,861,456
NVIDIA Corp.	43,071	8,618,076
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,331	1,113,216

		19,039,541

Software (9.9%)
Appfolio Inc., Class A q	7,596	1,218,019
Microsoft Corp.	10,249	3,823,082
Oracle Corp.	11,852	1,736,911
Synopsys Inc. [q]	3,136	1,398,875

		8,176,887

Technology Hardware, Storage & Peripherals (6.7%)
Apple Inc.	12,820	3,709,595
Sandisk Corp. [q]	810	1,841,721

		5,551,316

Trading Companies & Distributors (2.0%)
Ferguson Enterprises Inc.	6,957	1,651,105

Total investment in equities (99.3%) (cost $69,434,015)		81,922,046

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Parnassus Growth Equity Fund

Portfolio of Investments as of June 30, 2026 (unaudited) (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.9%)
Invesco Aim Government & Agency Portfolio Short-Term Investments Trust, Institutional Class	3.56%			790,350

Time Deposits (0.5%)
Citibank, New York	2.97%	07/01/2026	397,809	397,809

Total short-term securities (1.4%) (cost $1,188,159)				1,188,159

Total securities (100.7%) (cost $70,622,174)				83,110,205

Payable upon return of securities loaned (-0.9%)				(790,350)

Other assets and liabilities (0.2%)				159,396

Total net assets (100.0%)				82,479,251

q This security is non-income producing.
l This security, or partial position of this security, was on loan at June 30, 2026. The total value of the securities on loan at June 30, 2026 was $773,106.

plc Public Limited Company
NV Naamloze Vennootschap
ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Parnassus Value Equity Fund

Portfolio of Investments as of June 30, 2026 (unaudited)

Equities	Shares	Market Value ($)

Air Freight & Logistics (1.7%)
FedEx Corp.	286,515	89,716,442

Banks (7.9%)
Bank of America Corp.	2,182,687	124,369,505
Citigroup Inc.	820,903	114,893,584
JPMorgan Chase & Co.	559,706	183,208,565

		422,471,654

Beverages (2.8%)
Coca-Cola Co.	1,833,812	149,033,901

Biotechnology (1.1%)
Regeneron Pharmaceuticals Inc.	95,378	59,471,998

Capital Markets (8.9%)
CME Group Inc., Class A	345,432	76,281,749
S&P Global Inc.	231,968	94,471,288
The Bank of New York Mellon Corp.	1,289,600	186,489,056
The Charles Schwab Corp.	1,249,295	115,272,450

		472,514,543

Chemicals (1.9%)
Linde plc	196,829	102,142,441

Commercial Services & Supplies (2.2%)
Waste Management Inc.	520,351	115,975,831

Diversified Financial Services (4.3%)
Mastercard Inc., Class A	242,062	124,323,043
Visa Inc., Class A	297,710	102,141,324

		226,464,367

Diversified Telecommunication Services (2.6%)
Verizon Communications Inc.	3,214,533	136,103,327

Equity Real Estate Investment Trusts (2.4%)
CBRE Group Inc., Class A q	964,733	129,939,888

Food & Staples Retailing (4.0%)
Sysco Corp.	1,606,294	134,254,052
Walmart Inc.	704,428	79,783,515

		214,037,567

Health Care Equipment & Supplies (3.7%)
Abbott Laboratories	645,227	58,547,898
Boston Scientific Corp. [q]	1,174,799	50,140,421
Stryker Corp.	281,720	88,696,725

		197,385,044

Health Care Providers & Services (3.4%)
The Cigna Group	360,366	99,345,699
UnitedHealth Group Inc.	194,120	80,682,096

		180,027,795

Equities	Shares	Market Value ($)

Independent Power & Renewable Electricity Producers (2.2%)
Brookfield Renewable Corp.	3,105,658	115,282,025

Insurance (3.7%)
The Progressive Corp.	476,316	104,051,230
Willis Towers Watson plc	355,179	92,833,135

		196,884,365

Interactive Media & Services (4.4%)
Alphabet Inc., Class A	658,872	235,461,087

Life Sciences Tools & Services (2.1%)
Thermo Fisher Scientific Inc.	227,884	114,251,922

Machinery (5.2%)
Cummins Inc.	207,177	147,760,708
Deere & Co.	201,484	127,807,346

		275,568,054

Multiline Retail (5.1%)
Amazon.com Inc. [q]	1,143,151	272,458,609

Multi-Utilities (1.7%)
CMS Energy Corp.	1,173,660	89,784,990

Pharmaceuticals (2.2%)
AstraZeneca plc	620,569	117,672,294

Road & Rail (2.7%)
FedEx Freight Holding Co., Inc. [q]	155,321	23,453,471
Union Pacific Corp.	446,392	121,418,624

		144,872,095

Semiconductors & Semiconductor Equipment (13.8%)
Advanced Micro Devices Inc. [q]	178,422	103,647,124
Applied Materials Inc.	164,457	118,902,411
Broadcom Inc.	185,265	69,983,854
Intel Corp. [q]	893,410	124,746,838
Micron Technology Inc.	131,583	151,884,941
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	351,634	167,929,849

		737,095,017

Software (5.5%)
Microsoft Corp.	515,641	192,344,406
NICE Ltd., ADR [q,l]	562,421	51,095,948
Oracle Corp.	323,922	47,470,769

		290,911,123

Specialty Retail (2.2%)
The Home Depot Inc.	328,372	115,810,237

Technology Hardware, Storage & Peripherals (1.1%)
Western Digital Corp.	88,100	56,271,232

Total investment in equities (98.8%) (cost $3,731,628,185)		5,257,607,848

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Parnassus Value Equity Fund

Portfolio of Investments as of June 30, 2026 (unaudited) (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.6%)
Invesco Aim Government & Agency Portfolio Short-Term Investments Trust, Institutional Class	3.56%			30,400,688

Time Deposits (1.3%)
Citibank, New York	2.97%	07/01/2026	69,816,674	69,816,674

Total short-term securities (1.9%) (cost $100,217,362)				100,217,362

Total securities (100.7%) (cost $3,831,845,547)				5,357,825,210

Payable upon return of securities loaned (-0.6%)				(30,400,688)

Other assets and liabilities (-0.1%)				(5,665,008)

Total net assets (100.0%)				5,321,759,514

q This security is non-income producing.
l This security, or partial position of this security, was on loan at June 30, 2026. The total value of the securities on loan at June 30, 2026 was $29,768,353.

plc Public Limited Company
ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Parnassus Mid Cap Fund

Portfolio of Investments as of June 30, 2026 (unaudited)

Equities	Shares	Market Value ($)

Aerospace & Defense (2.1%)
StandardAero Inc. [q]	1,788,281	53,487,485

Banks (2.4%)
Truist Financial Corp.	1,214,009	60,481,928

Capital Markets (8.5%)
Cboe Global Markets Inc.	291,825	70,817,173
Robinhood Markets Inc., Class A q	273,981	27,474,815
The Bank of New York Mellon Corp.	798,249	115,434,788

		213,726,776

Commercial Services & Supplies (4.0%)
Rentokil Initial plc, ADR	890,676	25,482,240
Republic Services Inc., Class A	349,154	74,397,734

		99,879,974

Construction Materials (3.0%)
Vulcan Materials Co.	260,297	76,790,218

Electrical Equipment (3.1%)
Hubbell Inc., Class B	151,276	79,147,603

Equity Real Estate Investment Trusts (3.7%)
CBRE Group Inc., Class A q	333,726	44,949,555
Realty Income Corp.	801,037	49,632,253

		94,581,808

Food & Staples Retailing (3.2%)
US Foods Holding Corp. [q]	784,843	80,250,197

Health Care Equipment & Supplies (5.1%)
Edwards Lifesciences Corp. [q]	811,629	73,419,959
Insulet Corp. [q]	111,038	16,905,536
Medline Inc., Class A q	1,005,600	39,660,864

		129,986,359

Hotels, Restaurants & Leisure (5.7%)
Chipotle Mexican Grill Inc., Class A q	1,286,063	43,726,142
Hilton Worldwide Holdings Inc.	153,673	50,782,780
Royal Caribbean Cruises Ltd.	154,455	49,044,096

		143,553,018

Household Durables (2.1%)
D.R. Horton Inc.	329,388	53,650,717

Independent Power & Renewable Electricity Producers (2.8%)
Brookfield Renewable Corp.	1,898,578	70,475,215

Equities	Shares	Market Value ($)

Insurance (4.4%)
The Allstate Corp.	232,727	55,375,062
W R Berkley Corp.	779,771	54,997,249

		110,372,311

IT Services (1.1%)
Snowflake Inc., Class A q	109,972	27,987,874

Life Sciences Tools & Services (2.6%)
Agilent Technologies Inc.	486,621	64,637,867

Machinery (9.2%)
CNH Industrial NV	5,285,714	59,358,568
Ingersoll Rand Inc.	611,858	50,166,237
Pentair plc	529,474	40,589,477
Xylem Inc.	690,226	81,591,616

		231,705,898

Multi-Utilities (3.1%)
CMS Energy Corp.	1,038,509	79,445,939

Oil, Gas & Consumable Fuels (2.8%)
The Williams Companies, Inc.	961,492	71,477,315

Road & Rail (2.3%)
Old Dominion Freight Line Inc.	264,171	57,219,439

Semiconductors & Semiconductor Equipment (11.5%)
KLA Corp.	403,100	121,619,301
Lam Research Corp.	185,517	80,390,082
NXP Semiconductors NV	318,004	89,368,664

		291,378,047

Software (7.0%)
Autodesk Inc. [q]	205,626	39,977,807
Guidewire Software Inc. [q]	451,374	55,541,571
Synopsys Inc. [q]	180,492	80,512,066

		176,031,444

Specialty Retail (3.9%)
Dick’s Sporting Goods Inc.	235,612	53,439,158
O’Reilly Automotive Inc. [q]	479,416	44,149,419

		97,588,577

Technology Hardware, Storage & Peripherals (2.8%)
Western Digital Corp.	110,372	70,496,804

Trading Companies & Distributors (3.0%)
Ferguson Enterprises Inc.	323,183	76,701,021

Total investment in equities (99.4%) (cost $1,905,381,791)		2,511,053,834

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Parnassus Mid Cap Fund

Portfolio of Investments as of June 30, 2026 (unaudited) (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.7%)
JPMorgan Chase, New York	2.97%	07/01/2026	17,387,964	17,387,964

Total short-term securities (0.7%) (cost $17,387,964)				17,387,964

Total securities (100.1%) (cost $1,922,769,755)				2,528,441,798

Other assets and liabilities (-0.1%)				(1,764,234)

Total net assets (100.0%)				2,526,677,564

q This security is non-income producing.

plc Public Limited Company
ADR American Depositary Receipt
NV Naamloze Vennootschap

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Parnassus Mid Cap Growth Fund

Portfolio of Investments as of June 30, 2026 (unaudited)

Equities	Shares	Market Value ($)

Aerospace & Defense (4.5%)
Rocket Lab Corp. [q]	136,873	13,913,140
StandardAero Inc. [q]	825,025	24,676,498

		38,589,638

Biotechnology (7.0%)
Natera Inc. [q]	69,915	18,978,427
Revolution Medicines Inc. [q]	91,190	17,078,063
Roivant Sciences Ltd. [q]	361,684	12,799,997
Twist Bioscience Corp. [q]	102,255	10,519,994

		59,376,481

Building Products (3.7%)
Builders FirstSource Inc. [q]	144,903	12,965,920
Trane Technologies plc	38,220	18,772,135

		31,738,055

Capital Markets (3.5%)
MSCI Inc., Class A	20,884	11,695,875
Robinhood Markets Inc., Class A q	180,114	18,061,832

		29,757,707

Commercial Services & Supplies (2.6%)
Waste Connections Inc.	130,102	21,686,702

Communications Equipment (1.8%)
Lumentum Holdings Inc. [q]	18,026	15,467,390

Construction & Engineering (5.2%)
Comfort Systems USA Inc.	9,679	19,183,294
Quanta Services Inc.	35,103	25,275,564

		44,458,858

Construction Materials (2.1%)
Vulcan Materials Co.	59,176	17,457,512

Electrical Equipment (6.4%)
Hubbell Inc., Class B	46,737	24,452,798
Rockwell Automation Inc.	60,945	30,172,651

		54,625,449

Food & Staples Retailing (2.0%)
US Foods Holding Corp. [q]	168,121	17,190,372

Health Care Equipment & Supplies (6.4%)
Edwards Lifesciences Corp. [q]	181,507	16,419,123
IDEXX Laboratories Inc. [q]	29,386	15,469,966
Insulet Corp. [q]	66,781	10,167,407
Medline Inc., Class A q	320,631	12,645,687

		54,702,183

Hotels, Restaurants & Leisure (7.6%)
DoorDash Inc., Class A q	106,062	19,571,621
Hilton Worldwide Holdings Inc.	73,418	24,261,712
Viking Holdings Ltd. [q]	198,206	20,746,222

		64,579,555

Equities	Shares	Market Value ($)

Household Durables (1.9%)
Somnigroup International Inc.	206,742	16,208,573

Interactive Media & Services (0.9%)
Reddit Inc., Class A q	44,308	7,690,983

IT Services (5.0%)
Cloudflare Inc., Class A q	81,768	20,056,055
Snowflake Inc., Class A q	89,064	22,666,788

		42,722,843

Life Sciences Tools & Services (1.9%)
Agilent Technologies Inc.	120,477	16,002,960

Multiline Retail (1.7%)
MercadoLibre Inc. [q]	8,522	14,465,158

Oil, Gas & Consumable Fuels (1.9%)
The Williams Companies, Inc.	210,743	15,666,635

Road & Rail (2.4%)
Old Dominion Freight Line Inc.	93,296	20,207,914

Semiconductors & Semiconductor Equipment (13.0%)
Astera Labs Inc. [q]	37,690	18,205,024
KLA Corp.	99,860	30,128,761
Monolithic Power Systems Inc.	17,566	24,282,536
Teradyne Inc.	78,406	37,935,959

		110,552,280

Software (9.4%)
Cadence Design Systems Inc. [q]	46,539	17,467,018
Datadog Inc., Class A q	130,227	33,905,902
Guidewire Software Inc. [q]	143,509	17,658,782
PTC Inc. [q]	93,058	10,572,319

		79,604,021

Specialty Retail (3.2%)
Dick’s Sporting Goods Inc.	80,537	18,266,597
O’Reilly Automotive Inc. [q]	96,127	8,852,335

		27,118,932

Technology Hardware, Storage & Peripherals (2.0%)
Sandisk Corp. [q]	7,391	16,805,138

Trading Companies & Distributors (3.4%)
WW Grainger Inc.	21,186	28,821,434

Total investment in equities (99.5%) (cost $612,041,857)		845,496,773

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Parnassus Mid Cap Growth Fund

Portfolio of Investments as of June 30, 2026 (unaudited) (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.6%)
JPMorgan Chase, New York	2.97%	07/01/2026	5,278,606	5,278,606

Total short-term securities (0.6%) (cost $5,278,606)				5,278,606

Total securities (100.1%) (cost $617,320,463)				850,775,379

Other assets and liabilities (-0.1%)				(673,720)

Total net assets (100.0%)				850,101,659

q This security is non-income producing.

plc Public Limited Company

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Parnassus International Equity Fund

Portfolio of Investments as of June 30, 2026 (unaudited)

Equities	Shares	Market Value ($)

Belgium (1.0%)
UCB SA	548	164,055

Canada (2.8%)
Brookfield Corp.	3,404	145,233
Waste Connections Inc.	1,794	299,042

		444,275

Denmark (1.8%)
DSV A/S	1,248	296,966

France (5.2%)
Danone SA	2,824	230,829
Sartorius Stedim Biotech	816	169,200
Schneider Electric SE	1,010	330,498
SOITEC [q]	738	99,304

		829,831

Germany (16.9%)
Deutsche Boerse AG	1,124	306,571
Deutsche Telekom AG	8,714	237,581
Fresenius SE & Co. KGaA	6,186	282,617
Infineon Technologies AG	5,646	531,864
Muenchener Rueckversicherungs-Gesellschaft AG	372	207,747
SAP SE, ADR	883	136,079
Siemens AG	1,228	394,811
Siemens Energy AG	3,205	611,006

		2,708,276

Hong Kong (1.7%)
AIA Group Ltd.	29,701	271,920

Ireland (2.1%)
CRH plc	3,194	341,758

Italy (2.6%)
UniCredit SpA	4,722	423,180

Japan (7.7%)
Komatsu Ltd.	9,974	389,460
Mitsubishi UFJ Financial Group Inc.	18,360	365,785
NEC Corp.	10,451	252,311
Sony Group Corp.	11,052	222,411

		1,229,967

Netherlands (6.7%)
ASML Holding NV	388	768,308
ING Groep NV, ADR	9,945	312,074

		1,080,382

Equities	Shares	Market Value ($)

Singapore (3.6%)
DBS Group Holdings Ltd.	8,935	452,422
Sea Ltd., ADR [q]	1,275	122,183

		574,605

Spain (8.9%)
Aena SME SA l	11,265	343,274
CaixaBank SA	37,096	525,582
Iberdrola SA	22,366	556,680

		1,425,536

Switzerland (4.1%)
Chubb Ltd.	983	334,947
Novartis AG, ADR	2,016	315,948

		650,895

Taiwan (4.4%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,481	707,281

United Kingdom (27.6%)
3i Group plc	5,607	184,380
AstraZeneca plc	2,134	404,649
CNH Industrial NV	23,837	267,690
Coca-Cola Europacific Partners plc	3,466	346,843
Haleon plc	63,248	291,456
InterContinental Hotels Group plc	1,549	266,246
Linde plc	737	382,459
National Grid plc	20,545	338,864
NatWest Group plc	49,400	435,903
RELX plc, ADR	6,791	215,071
Rentokil Initial plc, ADR	10,658	304,925
Roivant Sciences Ltd. [q]	5,528	195,636
Tesco plc	47,126	287,285
The Weir Group plc	6,990	222,960
Unilever plc	4,684	281,357

		4,425,724

United States (1.2%)
Ferguson Enterprises Inc.	825	195,797

Uruguay (1.0%)
MercadoLibre Inc. [q]	99	168,042

Total investment in equities (99.3%) (cost $14,481,066)		15,938,490

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Parnassus International Equity Fund

Portfolio of Investments as of June 30, 2026 (unaudited) (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount		Market Value ($)

Time Deposits (0.2%)
Brown Brothers Harriman	0.33%	07/01/2026	SGD 1		1
Brown Brothers Harriman	0.70%	07/01/2026	DKK 1		0	ß
Brown Brothers Harriman	1.02%	07/02/2026	CAD 0	ß	0	ß
Citibank, London	1.13%	07/01/2026	EUR 13		15
Citibank, London	2.67%	07/01/2026	GBP 7		10
Citibank, New York	2.97%	07/01/2026	USD 28,037		28,037
JPYSUMITOMO,TOKYO	0.24%	07/01/2026	JPY 1,372,539		8,441

					36,504

Total short-term securities (0.2%) (cost $36,504)					36,504

Total securities (99.5%) (cost $14,517,570)					15,974,994

Other assets and liabilities (0.5%)					75,245

Total net assets (100.0%)					16,050,239

q This security is non-income producing.

l Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2026, the aggregate value is $343,274, which is 2.14% of net assets.

ß Amount less than $0.5.

plc Public Limited Company
AG Aktiengesellschaft
ADR American Depositary Receipt
SA Société Anonyme
SE Societas Europaea
KGaA Kommanditgesellschaft auf Aktien
SpA Società per Azioni
NV Naamloze Vennootschap
A/S Aktieselskab

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Statement of Assets and Liabilities

June 30, 2026 (unaudited)

	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund

Assets

Investments in stocks and exchange-traded funds, at market value – Unaffiliated (cost $16,273,365,759, $69,434,015, $3,731,628,185, $1,905,381,791, $612,041,857 and $14,481,066)	$23,965,998,378	$81,922,046	$5,257,607,848

Investments in short-term securities

(at cost which approximates market value)	116,542,138	1,188,159	100,217,362

Receivables

Investment securities sold	199,007,407	–	–

Dividends and interest	16,775,076	13,827	3,637,296

Capital shares sold	3,824,577	250,055	1,809,143

Due from Parnassus Investments	–	–	–

Other assets	32,215	–	42,740

Total assets	$24,302,179,791	$83,374,087	$5,363,314,389

Liabilities

Payable upon return of loaned securities	–	790,350	30,400,688

Payable for investment securities purchased	51,391,638	2,977	2,754,502

Capital shares redeemed	35,300,813	7,209	4,290,045

Fees payable to Parnassus Investments	12,021,362	20,071	3,056,235

Distributions payable	803,171	–	–

Accounts payable and accrued expenses	6,565,325	74,229	1,053,405

Total liabilities	$106,082,309	$894,836	$41,554,875

Net assets	$24,196,097,482	$82,479,251	$5,321,759,514

Net assets consist of

Capital paid-in	14,078,520,198	59,067,578	3,252,739,077

Total Distributable Earnings	10,117,577,284	23,411,673	2,069,020,437

Total net assets	$24,196,097,482	$82,479,251	$5,321,759,514

Net asset value and offering per share

Net assets Investor Shares	$11,085,731,780	$30,164,533	$3,317,837,655

Net assets Institutional Shares	$13,110,365,702	$52,314,718	$2,003,921,859

Shares outstanding Investor Shares	180,975,421	1,013,688	51,415,044

Shares outstanding Institutional Shares	213,135,890	1,747,160	30,913,513

Net asset values and redemption price per share

(Net asset value divided by shares outstanding)

Investor Shares	$61.26	$29.76	$64.53

Institutional Shares	$61.51	$29.94	$64.82

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Parnassus International Equity Fund

$2,511,053,834	$845,496,773	$15,938,490

17,387,964	5,278,606	36,504

–	–	50,139

1,952,556	230,438	25,007

627,461	25,991	18,250

–	–	45,554

23,526	–	–

$2,531,045,341	$851,031,808	$16,113,944

–	–	–

–	–	–

1,729,879	249,563	24,036

1,560,331	444,452	–

–	–	–

1,077,567	236,134	39,669

$4,367,777	$930,149	$63,705

$2,526,677,564	$850,101,659	$16,050,239

1,569,211,980	542,392,542	14,967,590

957,465,584	307,709,117	1,082,649

$2,526,677,564	$850,101,659	$16,050,239

$1,145,166,134	$650,356,108	$3,855,347

$1,381,511,430	$199,745,551	$12,194,892

26,693,915	10,858,803	232,069

31,994,717	3,303,955	735,196

$42.90	$59.89	$16.61

$43.18	$60.46	$16.59

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Statement of Operations

Period Ended June 30, 2026 (unaudited)

	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund

Investment income

Dividends – Unaffiliated	$107,561,812	$196,149	$42,825,744

Interest	2,727,035	6,159	696,958

Securities lending	-	102	63,500

Other income	-	-	169

Foreign withholding tax	-	(3,887)	(508,105)

Total investment income	$110,288,847	$198,523	$43,078,266

Expenses

Investment advisory fees	68,732,302	292,160	16,325,837

Transfer agent fees

Investor Shares	83,046	43,375	56,801

Institutional Shares	43,563	20,084	33,179

Fund administration	3,772,232	12,766	772,745

Service provider fees	12,900,403	20,530	2,317,717

Reports to shareholders	353,275	2,667	105,124

Registration fees and expenses	118,498	16,748	34,327

Custody fees	260,225	16,735	69,631

Overdraft charges	-	3,424	-

Professional fees	251,253	41,216	75,372

Trustee fees and expenses	522,595	1,840	92,076

Proxy voting fees	3,996	3,952	3,552

Pricing service fees	381	386	386

Amortization of offering costs	-	-	-

Other expenses	54,441	3,027	9,970

Total expenses	$87,096,210	$478,910	$19,896,717

Fees waived and expenses reimbursed by Parnassus Investments	(2,883,558)	(192,838)	(585,357)

Net expenses	$84,212,652	$286,072	$19,311,360

Net investment income (loss)	$26,076,195	$(87,549)	$23,766,906

Realized and unrealized gain (loss) on investments

Net realized gain (loss) from securities transactions – Unaffiliated	1,304,398,074	9,529,770	471,333,984

Net realized (loss) from foreign currency transactions	-	-	-

Net change in unrealized appreciation (depreciation) of securities – Unaffiliated	852,924,662	(5,004,689)	253,699,286

Net change in unrealized (depreciation) of securities – Foreign currency transactions	-	-	-

Net realized and unrealized gain on securities	$2,157,322,736	$4,525,081	$725,033,270

Net increase in net assets resulting from operations	$2,183,398,931	$4,437,532	$748,800,176

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Parnassus International Equity Fund

$14,535,913	$1,754,882	$231,482

285,364	81,809	2,187

106	-	-

-	59,592	103

(328,355)	(13,265)	(19,279)

$14,493,028	$1,883,018	$214,493

8,653,745	2,410,792	68,895

15,822	77,093	14,207

22,317	22,075	14,650

379,126	122,215	2,403

876,961	324,952	4,338

237,258	15,769	5,417

35,544	32,743	39,604

31,007	20,824	19,228

-	-	12

64,194	54,308	33,209

49,419	16,143	453

3,413	1,794	2,652

386	2,168	13,364

-	-	53,118

7,939	3,876	5,099

$10,377,131	$3,104,752	$276,649

(241,635)	(38,896)	(218,595)

$10,135,496	$3,065,856	$58,054

$4,357,532	$(1,182,838)	$156,439

276,357,097	47,745,798	(308,296)

-	-	(1,478)

(1,596,439)	41,795,065	555,271

-	-	(428)

$274,760,658	$89,540,863	$245,069

$279,118,190	$88,358,025	$401,508

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Statement of Changes in Net Assets

June 30, 2026 (unaudited)

	Parnassus Core Equity Fund		Parnassus Growth Equity Fund		Parnassus Value Equity Fund
	Period Ended June 30, 2026	Year Ended December 31, 2025	Period Ended June 30, 2026	Year Ended December 31, 2025	Period Ended June 30, 2026	Year Ended December 31, 2025

Investment income from operations

Net investment income (loss)	$26,076,195	$58,754,354	$(87,549)	$(179,277)	$23,766,906	$39,292,153

Net realized gain (loss) from securities transactions	1,304,398,074	4,345,216,537	9,529,770	9,068,755	471,333,984	510,430,127

Net realized (loss) from foreign currency transactions	-	-	-	-	-	-

Net change in unrealized appreciation (depreciation) of securities	852,924,662	(1,274,924,531)	(5,004,689)	4,031,311	253,699,286	260,707,332

Net change in unrealized appreciation (depreciation) of securities – Foreign currency transactions	-	-	-	-	-	-

Increase in net assets resulting from operations	$2,183,398,931	$3,129,046,360	$4,437,532	$12,920,789	$748,800,176	$810,429,612

Net Dividends and Distributions

Investor Shares	(3,667,827)	(1,990,803,491)	-	(2,668,014)	-	(341,241,863)

Institutional Shares	(17,188,030)	(2,411,831,221)	-	(5,046,349)	-	(196,943,721)

Distributions to shareholders	$(20,855,857)	$(4,402,634,712)	$-	$(7,714,363)	$-	$(538,185,584)

Capital share transactions

Investor Shares

Proceeds from sale of shares	274,879,149	893,508,750	4,099,433	10,140,714	117,628,420	281,058,587

Reinvestment of dividends	3,630,138	1,972,032,975	-	2,654,950	-	333,820,281

Shares repurchased	(1,951,428,997)	(3,823,089,323)	(5,155,744)	(8,370,697)	(334,809,201)	(844,605,257)

Institutional Shares

Proceeds from sale of shares	663,496,478	2,311,944,777	4,973,164	15,611,971	168,886,070	290,121,579

Reinvestment of dividends	15,932,395	2,245,130,503	-	5,024,487	-	171,612,513

Shares repurchased	(2,847,786,052)	(5,467,532,507)	(12,210,941)	(7,634,625)	(177,069,088)	(531,119,520)

Increase (decrease) in net assets from capital share transactions	(3,841,276,889)	(1,868,004,825)	(8,294,088)	17,426,800	(225,363,799)	(299,111,817)

Increase (decrease) in net assets	$(1,678,733,815)	$(3,141,593,177)	$(3,856,556)	$22,633,226	$523,436,377	$(26,867,789)

Net Assets

Beginning of year/period	25,874,831,297	29,016,424,474	86,335,807	63,702,581	4,798,323,137	4,825,190,926

End of year/period	$24,196,097,482	$25,874,831,297	$82,479,251	$86,335,807	$5,321,759,514	$4,798,323,137

Shares issued and redeemed

Investor Shares

Shares sold	4,866,932	14,592,614	149,512	380,076	1,990,582	5,184,243

Shares issued through dividend reinvestment	59,679	34,794,727	-	93,673	-	6,000,984

Shares repurchased	(34,519,059)	(62,263,288)	(186,537)	(316,242)	(5,699,136)	(15,524,907)

Institutional Shares

Shares sold	11,692,049	37,965,310	179,628	539,568	2,876,077	5,267,933

Shares issued through dividend reinvestment	276,122	39,421,295	-	176,405	-	3,069,559

Shares repurchased	(50,057,689)	(88,994,676)	(451,555)	(276,603)	(2,999,068)	(9,750,693)

Net increase (decrease) in shares outstanding

Investor Shares	(29,592,448)	(12,875,947)	(37,025)	157,507	(3,708,554)	(4,339,680)

Institutional Shares	(38,089,518)	(11,608,071)	(271,927)	439,370	(122,991)	(1,413,201)

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Parnassus Mid Cap Fund		Parnassus Mid Cap Growth Fund		Parnassus International Equity Fund
Period Ended June 30, 2026	Year Ended December 31, 2025	Period Ended June 30, 2026	Year Ended December 31, 2025	Period Ended June 30, 2026	Period Ended December 31, 2025*

$4,357,532	$8,988,576	$(1,182,838)	$(2,309,279)	$156,439	$79,622

276,357,097	291,913,274	47,745,798	120,523,571	(308,296)	(71,588)

-	-	-	-	(1,478)	(18,974)

(1,596,439)	11,646,634	41,795,065	(47,900,671)	555,271	902,153

-	-	-	-	(428)	173

$279,118,190	$312,548,484	$88,358,025	$70,313,621	$401,508	$891,386

-	(108,461,080)	-	(94,244,298)	-	(34,820)

-	(132,377,493)	-	(28,163,074)	-	(178,490)

$-	$(240,838,573)	$-	$(122,407,372)	$-	$(213,310)

39,188,489	96,660,648	10,263,346	20,222,689	1,335,416	3,284,706

-	106,877,311	-	92,117,834	-	33,321

(138,100,843)	(382,943,366)	(47,426,948)	(99,896,059)	(610,046)	(326,542)

97,462,999	180,344,193	6,121,191	15,366,193	1,498,948	10,991,768

-	118,428,639	-	26,965,899	-	178,490

(191,180,624)	(593,329,756)	(13,161,960)	(38,695,090)	(863,155)	(552,251)

(192,629,979)	(473,962,331)	(44,204,371)	16,081,466	1,361,163	13,609,492

$86,488,211	$(402,252,420)	$44,153,654	$(36,012,285)	$1,762,671	$14,287,568

2,440,189,353	2,842,441,773	805,948,005	841,960,290	14,287,568	-

$2,526,677,564	$2,440,189,353	$850,101,659	$805,948,005	$16,050,239	$14,287,568

984,372	2,506,682	191,119	357,441	81,293	206,271

-	2,721,093	-	1,679,756	-	2,068

(3,465,831)	(9,881,569)	(886,375)	(1,742,838)	(37,456)	(20,107)

2,431,839	4,605,134	113,259	267,411	91,591	719,101

-	2,995,498	-	487,541	-	11,114

(4,750,978)	(15,239,911)	(243,456)	(685,906)	(52,738)	(33,872)

(2,481,459)	(4,653,794)	(695,256)	294,359	43,837	188,232

(2,319,139)	(7,639,279)	(130,197)	69,046	38,853	696,343

* For the period from April 28, 2025 (commencement of operations) through December 31, 2025.

The accompanying notes are an integral part of these financial statements.

Semiannual Financial Statements (Unaudited) • 2026

Notes to Financial Statements

1. Organization

The Parnassus Funds are comprised of two Trusts, the Parnassus Funds trust and the Parnassus Funds II trust (formerly known as Parnassus Income Funds trust) (collectively the “Trusts”), organized as Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Parnassus Funds are comprised of five separate funds (each a “Fund” and, collectively, the “Funds”). The Parnassus Funds trust includes the Parnassus Mid Cap Growth Fund, which commenced operations on December 27, 1984, the Parnassus Value Equity Fund and the Parnassus Mid Cap Fund, both of which commenced operations on April 29, 2005, the Parnassus Growth Equity Fund, which commenced operations on December 28, 2022, and the Parnassus International Equity Fund, which commenced operations on April 28, 2025. The Parnassus Funds II trust includes the Parnassus Core Equity Fund, which commenced operations on August 31, 1992, as well as the Parnassus ETFs which are presented in separate financial statements. Each Fund has distinct investment objectives and investment strategies. In general, each of the Funds seeks capital appreciation.

2. Significant Accounting Policies

Each Fund operates as a separate investment company that applies the accounting and reporting guidance issued in Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies issued by the Financial Accounting Standards Board (“FASB”). The presentation of the financial statements is made using specialized accounting principles applicable to investment companies.

Short-Term Securities

Short-term securities represent investments of excess cash and consist of time deposits, community development loans, certificates of deposit and money market funds.

Security Transactions and Related Investment Income and Expenses

Securities transactions are recorded on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of first-in-first-out for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method, which approximates the interest method. Expenses are recorded on an accrual basis.

Class Allocations

Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as broker service fees, and administrative and shareholder service fees, are charged directly to the respective share class.

Dividends and Distributions to Shareholders

Dividends and distributions to shareholders are recorded on the ex-dividend date to shareholders of record on the record date. The Parnassus Core Equity Fund pays income dividends quarterly and capital-gain dividends annually. The other Funds pay income and capital-gain dividends annually.

Organization and Offering Costs

Organization costs were expensed as incurred. Offering costs are amortized on a straight line basis.

3. Securities Valuations

Methods and Inputs

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. When market quotations are not readily available, the Funds’ Valuation Designee (as defined below) determines the fair value pursuant to duly adopted fair value methodologies. In compliance with Rule 2a-5 under the 1940 Act, the Board of Trustees of each Trust (collectively, the “Board”) has designated the Funds’ investment manager, Parnassus Investments, LLC (“Parnassus Investments” or the “Adviser”), as its valuation designee (the “Valuation Designee”), meaning the Adviser has day-to-day responsibility for fair valuation of the Funds’ portfolio investments, subject to the Board’s oversight.

Equity securities and exchange-traded funds that are listed or traded on a national securities exchange are

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Notes to Financial Statements (continued)

stated at market value, based on recorded closing sales on the exchange or at the NASDAQ’s National Market official closing price. In the absence of a recorded sale, and for over-the-counter securities, equity securities are stated at the mean between the last recorded bid and asked prices (unless the spread between the bid and ask is so large that the Adviser believes using the mean would overstate the value of the security, in which case the security will be “fair valued”). Investments in registered investment companies that are not listed or traded on a national securities exchange are valued at their net asset value (“NAV”).

Fixed-income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities. Other fixed-income securities experiencing a less active market are valued as determined by the pricing services selected by the Valuation Designee, based on methods which include consideration of trading in securities of comparable yield, quality, coupon, maturity and type, as well as indications as to values from dealers and other market data without exclusive reliance upon quoted prices or over-the-counter prices, since such valuations are believed to reflect more accurately the value of such securities.

As noted above, investments where market quotations are not readily available are priced at their fair value, in accordance with fair value methodologies established by the Valuation Designee. These investments include certificates of deposit and community development loans. These investments carry interest rates ranging from 0.05% to 4.60% with maturities of one year or less. In determining fair value, the Valuation Designee may consider a variety of information including, but not limited to, the following: price based upon a multiple of earnings or sales, fundamental analytical data and an evaluation of market conditions. A valuation adjustment is applied to certificates of deposit, community development loans and other community development investments as an estimate of potential penalties for early withdrawal.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts (ADRs) or futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.

The Funds follow ASC Topic 820, Fair Value Measurements and Disclosure issued by the FASB, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1–unadjusted quoted prices in active markets for identical investments, Level 2–other significant observable inputs (including quoted prices for similar investments) and Level 3–significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

Securities Lending

The Parnassus Funds participate in a securities lending program pursuant to a securities lending agreement originally entered into with Brown Brothers Harriman & Co., which agreement was subsequently assigned and assumed by Mitsubishi UFJ Trust and Banking Corporation, New York branch, effective June 24, 2025 (the “Agreement”). Mitsubishi UFJ Trust and Banking Corporation provides securities lending services to the Funds pursuant to the Agreement. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds.

Under the Agreement, the borrowers pay the Funds negotiated lenders’ fees and the Funds receive cash or other collateral in an amount equal to at least 102% of the market value of the loaned securities. The borrower of securities is at all times required to post collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned.

The Agreement provides the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the

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Notes to Financial Statements (continued)

defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the Agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest applicable collateral, or upon an event of default, resell or re-pledge the collateral.

The Funds retain beneficial ownership and all economic benefits in the securities they have loaned and continue to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but do not have the proxy voting rights with respect to loaned securities. The portfolio managers of the Funds have the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Funds’ policy that the portfolio managers vote on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio managers, the Funds or their securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is presented in the Statement of Operations. Cash collateral received by the Funds is reflected as an asset in the Portfolio of Investments (securities purchased with cash collateral from securities lending). The related liability (payable upon return of securities loaned) is presented in the Statement of Assets and Liabilities.

At June 30, 2026, the following tables are a summary of the Funds’ securities lending agreements by counterparty, which are subject to offset under the Agreement:

Parnassus Growth Equity Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Bank of America Securities Inc	773,106	(773,106)	-
Total	773,106	(773,106)	-

Parnassus Value Equity Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Wells Fargo Securities LLC	29,768,353	(29,768,353)	-
Total	29,768,353	(29,768,353)	-

1 Collateral values of $790,350 and $30,400,688 have been received in connection with securities lending agreements for Parnassus Growth Equity Fund and Parnassus Value Equity Fund, respectively. Collateral received in excess of the value of the securities loaned from the individual counterparty is shown for financial reporting purposes in the Funds’ financial statements.

As of June 30, 2026, the contractual maturity date is overnight and continuous for the gross obligation of the equity securities on loan in the in the Parnassus

Growth Equity Fund of $790,350 and Parnassus Value Equity Fund of $30,400,688.

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Notes to Financial Statements (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. Risk Factors

Investing in the Parnassus Funds may involve certain risks including, but not limited to those identified below. Please refer to the Funds’ current prospectus and statement of additional information for more information on the risks associated with investing in the Funds.

Market Conditions

The prices of, and the income generated by, the common stocks and other securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; public health emergencies (such as the spread of infectious disease); and currency, interest rate and commodity price fluctuations. Additionally, the values of, and the income generated by, most debt securities held by the Funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these debt securities. The Adviser attempts to reduce these risks through diversification of each portfolio and ongoing credit analysis as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so. Investments in securities issued by entities based outside the U.S. may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures and higher transaction costs.

Foreign (Non-U.S.) Securities Risk

Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investment outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Contractual Obligations

Under the Trusts’ organizational documents, the officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trusts. Additionally, the Trusts have a variety of indemnification obligations under contracts with service providers. The Trusts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trusts that have not yet occurred.

5. Taxation and Distributions

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and capital gains to shareholders. Therefore, no federal income tax provision is required. Income distributions and capital-gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Funds follow ASC 740, Income Taxes, relating to uncertainty in income taxes and disclosures. ASC 740 establishes a minimum threshold for income tax benefits to be recognized in the financial statements. These tax benefits must meet a “more likely than not” threshold, which means that based on technical merits, they have a more than 50% likelihood of being sustained upon examination by the tax authority. Tax benefits meeting this threshold are measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority. As of and during the six-month period ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the

Semiannual Financial Statements (Unaudited) • 2026

Notes to Financial Statements (continued)

Statement of Operations. During the period, the Funds did not incur interest or penalties. As of June 30, 2026, the Funds had no tax examinations or audits in progress.

Tax Matters and Distributions

As of June 30, 2026, the costs of investments in securities and net unrealized appreciation/depreciation for income tax purposes were as follows:

	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund	Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Parnassus International Equity Fund
Cost of investment	$16,389,907,897	$70,622,174	$3,831,845,547	$1,922,769,755	$617,320,463	$14,517,570
Gross unrealized appreciation	$7,893,240,095	$15,765,122	$1,704,907,012	$645,365,122	$257,937,843	$2,597,639
Gross unrealized depreciation	$(200,607,476)	$(3,277,091)	$(178,927,349)	$(39,693,079)	$(24,482,927)	$(1,140,215)
Net unrealized appreciation (depreciation)	$7,692,632,619	$12,488,031	$1,525,979,663	$605,672,043	$233,454,916	$1,457,424

Net unrealized gain/loss differs for financial statement and income tax purposes primarily due to differing treatments of wash sales and return of capital distributions from real estate investment trusts (“REITs”). Reclassifications as shown in the following table have been made in each Fund’s capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of June 30, 2026.

Additional permanent book to tax adjustments may be required in subsequent reporting periods. These reclassifications, which have no impact on the NAV of the Funds, primarily relate to the utilization of earnings and profits distributed to shareholders on redemption of shares, net operating losses, and certain differences in the computation of distributable income and capital gains under federal tax rules versus GAAP.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. The Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

6. Fair Value Measurements

The following table summarizes the Funds’ financial assets as of June 30, 2026, that are valued at fair value on a recurring basis:

Parnassus Core Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$1,427,814,298	$-	$-	$1,427,814,298

Consumer Discretionary	3,107,340,760	-	-	3,107,340,760

Consumer Staples	791,181,415	-	-	791,181,415

Financials	2,297,215,747	-	-	2,297,215,747

Health Care	2,131,240,045	-	-	2,131,240,045

Industrials	3,857,832,658	-	-	3,857,832,658

Information Technology	8,466,348,346	-	-	8,466,348,346

Materials	1,325,354,487	-	-	1,325,354,487

Real Estate	561,670,622	-	-	561,670,622

Short-Term Investments	116,542,138	-	-	116,542,138
Total	$24,082,540,516	$-	$-	$24,082,540,516

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Notes to Financial Statements (continued)

Parnassus Growth Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$14,334,116	$-	$-	$14,334,116

Consumer Discretionary	6,591,317	-	-	6,591,317

Consumer Staples	1,239,498	-	-	1,239,498

Financials	4,351,636	-	-	4,351,636

Health Care	10,045,134	-	-	10,045,134

Industrials	7,182,015	-	-	7,182,015

Information Technology	36,992,033	-	-	36,992,033

Materials	1,186,297	-	-	1,186,297

Short-Term Investments	1,188,159	-	-	1,188,159
Total	$83,110,205	$-	$-	$83,110,205

Parnassus Value Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$371,564,414	$-	$-	$371,564,414

Consumer Discretionary	388,268,846	-	-	388,268,846

Consumer Staples	363,071,468	-	-	363,071,468

Financials	1,318,334,929	-	-	1,318,334,929

Health Care	668,809,053	-	-	668,809,053

Industrials	626,132,422	-	-	626,132,422

Information Technology	1,084,277,372	-	-	1,084,277,372

Materials	102,142,441	-	-	102,142,441

Real Estate	129,939,888	-	-	129,939,888

Utilities	205,067,015	-	-	205,067,015

Short-Term Investments	100,217,362	-	-	100,217,362
Total	$5,357,825,210	$-	$-	$5,357,825,210

Parnassus Mid Cap Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Consumer Discretionary	$294,792,312	$-	$-	$294,792,312

Consumer Staples	80,250,197	-	-	80,250,197

Energy	71,477,315	-	-	71,477,315

Financials	384,581,015	-	-	384,581,015

Health Care	194,624,226	-	-	194,624,226

Industrials	598,141,420	-	-	598,141,420

Information Technology	565,894,169	-	-	565,894,169

Materials	76,790,218	-	-	76,790,218

Real Estate	94,581,808	-	-	94,581,808

Utilities	149,921,154	-	-	149,921,154

Short-Term Investments	17,387,964	-	-	17,387,964
Total	$2,528,441,798	$-	$-	$2,528,441,798

Semiannual Financial Statements (Unaudited) • 2026

Notes to Financial Statements (continued)

Parnassus Mid Cap Growth Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$7,690,983	$-	$-	$7,690,983

Consumer Discretionary	122,372,218	-	-	122,372,218

Consumer Staples	17,190,372	-	-	17,190,372

Energy	15,666,635	-	-	15,666,635

Financials	29,757,707	-	-	29,757,707

Health Care	130,081,624	-	-	130,081,624

Industrials	240,128,050	-	-	240,128,050

Information Technology	265,151,672	-	-	265,151,672

Materials	17,457,512	-	-	17,457,512

Short-Term Investments	5,278,606	-	-	5,278,606
Total	$850,775,379	$-	$-	$850,775,379

Parnassus International Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Belgium	$-	$164,055	$-	$164,055

Canada	444,275	-	-	444,275

Denmark	-	296,966	-	296,966

France	-	829,831	-	829,831

Germany	136,079	2,572,197	-	2,708,276

Hong Kong	-	271,920	-	271,920

Ireland	341,758	-	-	341,758

Italy	-	423,180	-	423,180

Japan	-	1,229,967	-	1,229,967

Netherlands	312,074	768,308	-	1,080,382

Singapore	122,183	452,422	-	574,605

Spain	-	1,425,536	-	1,425,536

Switzerland	650,895	-	-	650,895

Taiwan	707,281	-	-	707,281

United Kingdom	2,117,273	2,308,451	-	4,425,724

United States	195,797	-	-	195,797

Uruguay	168,042	-	-	168,042

Short-Term Investments	36,504	-	-	36,504
Total	$5,232,161	$10,742,833	$-	$15,974,994

The Valuation Designee has adopted fair value pricing methodologies to fair value each Fund’s securities when market prices are not “readily available” or are unreliable. Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected within Level 3 of the fair value hierarchy. Fair value determinations are made in good faith in accordance with the duly adopted fair value pricing methodologies. The Valuation Designee provides quarterly and annual reports to the Board in connection with the Board’s obligation to oversee the Valuation Designee.

7. Capital Stock

Capital stock consists of an unlimited number of authorized shares of capital stock with no par value.

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Notes to Financial Statements (continued)

8. Purchases and Sales of Securities

Purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2026 were as follows:

Fund	Affiliated Purchases	Unaffiliated Purchases	Affiliated Sales	Unaffiliated Sales
Parnassus Core Equity Fund	$-	$2,998,764,382	$-	$6,852,226,854
Parnassus Growth Equity Fund	-	39,040,796	-	47,637,620
Parnassus Value Equity Fund	-	815,716,871	-	1,043,811,913
Parnassus Mid Cap Fund	-	680,359,449	-	868,915,445
Parnassus Mid Cap Growth Fund	-	355,884,108	-	403,865,106
Parnassus International Equity Fund	-	6,320,032	-	4,647,980

9. Investment Advisory Agreement and Transactions with Affiliates

Under terms of an agreement which provides for furnishing investment management and advice to a Fund, the Adviser is entitled to receive fees, payable monthly, based on such Fund’s average daily net assets for the month, at the following annual rates:

Parnassus Growth Equity Fund: 0.75% of the first $30,000,000, 0.70% of the next $70,000,000, 0.65% of the next $400,000,000, 0.60% of the next $9,500,000,000 and 0.55% of the amount above $10,000,000,000. For the six-month period ended June 30, 2026, Parnassus Investments has contractually agreed to limit total operating expenses to 0.84% of the net assets of the Parnassus Growth Equity Fund – Investor Shares and to 0.63% of net assets for the Parnassus Growth Equity Fund – Institutional Shares.

Parnassus Value Equity Fund: 0.85% of the first $100,000,000, 0.80% of the next $100,000,000, 0.75% of the next $300,000,000 and 0.65% of the amount above $500,000,000. For the six-month period ended June 30, 2026, Parnassus Investments has contractually agreed to limit total operating expenses to 0.88% of net assets for the Parnassus Value Equity Fund – Investor Shares and to 0.65% of net assets for the Parnassus Value Equity Fund – Institutional Shares.

Parnassus Mid Cap Fund: 0.85% of the first $100,000,000, 0.80% of the next $100,000,000, 0.75% of the next $300,000,000 and 0.70% of the amount above $500,000,000. For the six-month period ended June 30, 2026, Parnassus Investments has contractually agreed to limit total operating expenses to 0.95% of the net assets of the Parnassus Mid Cap Fund – Investor Shares and to 0.75% of net assets for the Parnassus Mid Cap Fund – Institutional Shares.

Parnassus Mid Cap Growth Fund: 0.70% of the first $100,000,000, 0.65% of the next $100,000,000 and 0.60% of the amount above $200,000,000. For the six-month period ended June 30, 2026, Parnassus Investments has contractually agreed to limit total operating expenses to 0.80% of the net assets of the Parnassus Mid Cap Growth Fund – Investor Shares and to 0.68% of the net assets of the Parnassus Mid Cap Growth Fund – Institutional Shares.

Parnassus Core Equity Fund: 0.75% of the first $30,000,000, 0.70% of the next $70,000,000, 0.65% of the next $400,000,000, 0.60% of the next $9,500,000,000 and 0.55% of the amount above $10,000,000,000. For the six-month period ended June 30, 2026, Parnassus Investments has contractually agreed to limit total operating expenses to 0.81% of net assets of the Parnassus Core Equity Fund – Investor Shares and to 0.61% of net assets for the Parnassus Core Equity Fund – Institutional Shares.

Parnassus International Equity Fund: 0.90% of the first $30,000,000, 0.85% of the next $70,000,000, 0.75% of the next $400,000,000, 0.65% of the next $9,500,000,000 and 0.60% of the amount above $10,000,000,000. For the six-month period ended June 30, 2026, Parnassus Investments has contractually agreed to limit total operating expenses to 0.95% of the net assets of the Parnassus International Equity Fund – Investor Shares and to 0.70% of the net assets of the Parnassus International Equity Fund – Institutional Shares.

Semiannual Financial Statements (Unaudited) • 2026

Notes to Financial Statements (continued)

The Adviser also serves as the fund accounting and fund administration agent for the Funds. The fund administration fee reflects annual rates based on net assets for all funds managed by Parnassus Investments, including the Funds, and was allocated based on respective Fund net assets at the following annual rates: 0.08% of the first $500,000,000, 0.07% of the next $500,000,000 and 0.03% of the amount above $1,000,000,000. The fund administration services fee was 0.03% of average net assets under this agreement for the six-month period ended June 30, 2026.

The Adviser has appointed Brown Brothers Harriman as a sub-administrator to the Funds. Brown Brothers Harriman provides day-to-day operational services to each Fund including, but not limited to fund accounting services. The fees payable to Brown Brothers Harriman for sub-administrative services are paid by the Adviser and not the Funds. Custodian fees are paid by the Funds.

The Funds have a shareholder services agreement with Ultimus Financial Solutions under which the Funds compensate Ultimus Financial Solutions for providing transfer agent services to each of the Funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing.

10. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund and/or funds under common control own 5% or more of the outstanding voting securities. Additionally, under the 1940 Act, an investment is presumed to be a “controlled affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated company’s outstanding shares or has the power to exercise control over management or policies of such company.

During the six-month period ended June 30, 2026, there were no investments in “affiliated companies”.

11. Segment Reporting

Subject to the oversight and, when applicable, approval of the Board, the Management Committee of the Funds’ Adviser acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

12. Subsequent Events

On June 24, 2026, the Board of Trustees of Parnassus Funds approved a Plan of Liquidation, which authorizes the liquidation and termination of the Parnassus International Equity Fund. To effect such liquidation, the Fund ceased accepting purchase orders after the close of business on July 6, 2026. The Fund will be liquidated on or about August 28, 2026 (the “Liquidation Date”).

The Fund may make one or more distributions of income and/or net capital gains on or prior to the Liquidation Date. Such distributions generally will be taxable to taxable shareholders. Shareholders should consult their personal tax advisers concerning their particular tax situation.

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no other subsequent events requiring adjustment to or additional disclosure in the financial statements.

Semiannual Financial Statements (Unaudited) • 2026

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Semiannual Financial Statements (Unaudited) • 2026

Financial Highlights

Selected data for each share of capital stock outstanding, total return and ratios/supplement data for the six-month period ended June 30, 2026 and each of the five years ended December 31 are as follows:

For a Share Outstanding for the Six-Month Period Ended June 30, 2026 (unaudited)	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Securities(a)	Total from Investment Operations(a)	Dividends from Net Investment Income	Distributions from Net Realized Gains on Securities	Total Dividends and Distributions
Parnassus Core Equity Fund – Investor Shares
Six-Month Period Ended June 30, 2026	$55.90	$0.03	$5.35	$5.38	$(0.02)	$-	$(0.02)
2025	59.57	0.06	6.93	6.99	(0.05)	(10.61)	(10.66)
2024	55.11	0.20	10.22	10.42	(0.23)	(5.73)	(5.96)
2023	46.92	0.29	11.21	11.50	(0.31)	(3.00)	(3.31)
2022	63.41	0.23	(11.97)	(11.74)	(0.23)	(4.52)	(4.75)
2021	53.65	0.23	14.46	14.69	(0.53)	(4.40)	(4.93)
Parnassus Core Equity Fund – Institutional Shares
Six-Month Period Ended June 30, 2026	56.14	0.09	5.36	5.45	(0.08)	-	(0.08)
2025	59.75	0.19	6.96	7.15	(0.14)	(10.62)	(10.76)
2024	55.26	0.32	10.25	10.57	(0.35)	(5.73)	(6.08)
2023	47.03	0.40	11.25	11.65	(0.42)	(3.00)	(3.42)
2022	63.55	0.34	(12.00)	(11.66)	(0.34)	(4.52)	(4.86)
2021	53.75	0.36	14.49	14.85	(0.65)	(4.40)	(5.05)
Parnassus Growth Equity Fund – Investor Shares
Six-Month Period Ended June 30, 2026	28.03	(0.05)	1.78	1.73	-	-	-
2025	25.72	(0.11)	5.17	5.06	-	(2.75)	(2.75)
2024	21.30	(0.06)	5.82	5.76	-	(1.34)	(1.34)
2023	14.95	0.02	6.68	6.70	(0.35)	-	(0.35)
For the period ended December 31, 2022(g)	15.00	0.00 (i)	(0.05)	(0.05)	-	-	-
Parnassus Growth Equity Fund – Institutional Shares
Six-Month Period Ended June 30, 2026	28.17	(0.02)	1.79	1.77	-	-	-
2025	25.78	(0.05)	5.19	5.14	-	(2.75)	(2.75)
2024	21.30	(0.01)	5.83	5.82	-	(1.34)	(1.34)
2023	14.95	0.05	6.68	6.73	(0.38)	-	(0.38)
For the period ended December 31, 2022(g)	15.00	0.00 (i)	(0.05)	(0.05)	-	-	-
Parnassus Value Equity Fund – Investor Shares
Six-Month Period Ended June 30, 2026	55.62	0.26	8.65	8.91	-	-	-
2025	52.45	0.42	9.50	9.92	(0.42)	(6.33)	(6.75)
2024	50.54	0.54	5.70	6.24	(0.56)	(3.77)	(4.33)
2023	45.27	0.59	5.57	6.16	(0.60)	(0.29)	(0.89)
2022	54.03	0.53	(7.99)	(7.46)	(0.54)	(0.76)	(1.30)
2021	48.31	0.69	14.08	14.77	(0.97)	(8.08)	(9.05)

Semiannual Financial Statements (Unaudited) • 2026

Net Asset Value End of Period	Total Overall Return		Net Assets End of Period (000s)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (Net of Waiver and Expense Offset Arrangements)(b)(c)(d)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$61.26	9.62	%(e)	$11,085,732	0.85	%(f)	0.81	%(f)	0.11	%(f)	12.39%
55.90	11.64		11,771,423	0.85		0.81		0.10		28.45
59.57	18.52		13,311,327	0.81		0.81		0.33		34.20
55.11	24.93		12,929,826	0.82		0.82		0.56		29.01
46.92	(18.61)		11,173,977	0.85		0.82		0.42		39.63
63.41	27.55		15,405,636	0.82		0.82		0.38		25.82

61.51	9.71	(e)	13,110,366	0.62	(f)	0.61	(f)	0.31	(f)	12.39
56.14	11.88		14,103,408	0.61		0.61		0.30		28.45
59.75	18.75		15,705,097	0.61		0.61		0.53		34.20
55.26	25.21		14,868,509	0.62		0.61		0.77		29.01
47.03	(18.45)		12,736,208	0.62		0.61		0.64		39.63
63.55	27.81		16,869,763	0.61		0.61		0.60		25.82

29.76	6.17	(e)	30,165	1.42	(f)	0.84	(f)	(0.35	)(f)	47.16
28.03	19.56		29,449	1.29		0.84		(0.38)		43.62
25.72	26.85		22,970	1.40		0.84		(0.25)		34.89
21.30	44.82		8,006	2.89		0.84		0.10		34.94
14.95	(0.33	)(e)	227	7.83	(f)	0.84	(f)	3.52	(f)	-

29.94	6.28	(e)	52,315	1.04	(f)	0.63	(f)	(0.14	)(f)	47.16
28.17	19.83		56,886	1.07		0.63		(0.18)		43.62
25.78	27.13		40,733	1.18		0.63		(0.04)		34.89
21.30	45.09		22,529	1.86		0.63		0.30		34.94
14.95	(0.33	)(e)	10,573	2.30	(f)	0.63	(f)	3.11	(f)	-

64.53	16.02	(e)	3,317,838	0.86	(f)	0.86	(f)	0.89	(f)	16.56
55.62	19.04		3,066,034	0.97		0.88		0.76		34.25
52.45	12.01		3,118,642	0.91		0.88		0.99		24.08
50.54	13.70		3,267,439	0.93		0.88		1.26		30.19
45.27	(13.81)		3,008,001	0.92		0.88		1.11		32.36
54.03	31.12		3,768,904	0.90		0.90		1.20		37.22

Semiannual Financial Statements (Unaudited) • 2026

Financial Highlights (continued)

For a Share Outstanding for the Six-Month Period Ended June 30, 2026 (unaudited)	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Securities(a)	Total from Investment Operations(a)	Dividends from Net Investment Income	Distributions from Net Realized Gains on Securities	Total Dividends and Distributions
Parnassus Value Equity Fund – Institutional Shares
Six-Month Period Ended June 30, 2026	$55.81	$0.32	$8.69	$9.01	$-	$-	$-
2025	52.59	0.55	9.54	10.09	(0.54)	(6.33)	(6.87)
2024	50.64	0.66	5.72	6.38	(0.66)	(3.77)	(4.43)
2023	45.36	0.70	5.58	6.28	(0.71)	(0.29)	(1.00)
2022	54.10	0.64	(8.00)	(7.36)	(0.62)	(0.76)	(1.38)
2021	48.36	0.80	14.11	14.91	(1.09)	(8.08)	(9.17)
Parnassus Mid Cap Fund – Investor Shares
Six-Month Period Ended June 30, 2026	38.32	0.05	4.53	4.58	-	-	-
2025	37.41	0.09	4.75	4.84	(0.09)	(3.84)	(3.93)
2024	37.25	0.07	3.80	3.87	(0.08)	(3.63)	(3.71)
2023	33.88	0.10	4.13	4.23	(0.14)	(0.72)	(0.86)
2022	45.20	0.03	(9.78)	(9.75)	-	(1.57)	(1.57)
2021	40.78	(0.04)	6.66	6.62	(0.01)	(2.19)	(2.20)
Parnassus Mid Cap Fund – Institutional Shares
Six-Month Period Ended June 30, 2026	38.53	0.09	4.56	4.65	-	-	-
2025	37.59	0.17	4.78	4.95	(0.17)	(3.84)	(4.01)
2024	37.42	0.14	3.83	3.97	(0.17)	(3.63)	(3.80)
2023	34.02	0.17	4.16	4.33	(0.21)	(0.72)	(0.93)
2022	45.39	0.11	(9.83)	(9.72)	(0.08)	(1.57)	(1.65)
2021	40.87	0.05	6.69	6.74	(0.03)	(2.19)	(2.22)
Parnassus Mid Cap Growth Fund – Investor Shares
Six-Month Period Ended June 30, 2026	53.66	(0.09)	6.32	6.23	-	-	-
2025	57.49	(0.18)	5.66	5.48	-	(9.31)	(9.31)
2024	55.57	(0.19)	6.35	6.16	-	(4.24)	(4.24)
2023	42.28	(0.15)	15.03	14.88	-	(1.59)	(1.59)
2022	64.36	(0.17)	(21.39)	(21.56)	-	(0.52)	(0.52)
2021	61.44	(0.34)	6.16	5.82	(0.94)	(1.96)	(2.90)
Parnassus Mid Cap Growth Fund – Institutional Shares
Six-Month Period Ended June 30, 2026	54.14	(0.06)	6.38	6.32	-	-	-
2025	57.85	(0.11)	5.71	5.60	-	(9.31)	(9.31)
2024	55.83	(0.12)	6.38	6.26	-	(4.24)	(4.24)
2023	42.42	(0.09)	15.09	15.00	-	(1.59)	(1.59)
2022	64.50	(0.11)	(21.45)	(21.56)	-	(0.52)	(0.52)
2021	61.49	(0.26)	6.17	5.91	(0.94)	(1.96)	(2.90)

Semiannual Financial Statements (Unaudited) • 2026

Net Asset Value End of Period	Total Overall Return		Net Assets End of Period (000s)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (Net of Waiver and Expense Offset Arrangements)(b)(c)(d)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$64.82	16.14	%(e)	$2,003,922	0.71	%(f)	0.65	%(f)	1.09	%(f)	16.56%
55.81	19.32		1,732,289	0.72		0.65		0.99		34.25
52.59	12.27		1,706,549	0.71		0.65		1.22		24.08
50.64	13.94		1,652,941	0.72		0.65		1.49		30.19
45.36	(13.61)		1,518,273	0.72		0.65		1.35		32.36
54.10	31.37		1,654,506	0.71		0.71		1.39		37.22

42.90	11.95	(e)	1,145,166	0.95	(f)	0.95	(f)	0.25	(f)	28.07
38.32	12.85		1,117,999	1.03		0.95		0.23		52.63
37.41	9.99		1,265,449	0.95		0.95		0.17		43.55
37.25	12.67		1,477,106	0.98		0.96		0.28		42.45
33.88	(21.56)		1,974,198	0.97		0.96		0.09		47.52
45.20	16.39		3,155,696	0.96		0.96		(0.08)		34.76

43.18	12.07	(e)	1,381,511	0.79	(f)	0.75	(f)	0.45	(f)	28.07
38.53	13.08		1,322,190	0.77		0.75		0.44		52.63
37.59	10.21		1,576,993	0.78		0.75		0.34		43.55
37.42	12.92		3,921,694	0.76		0.75		0.49		42.45
34.02	(21.41)		4,103,007	0.76		0.75		0.30		47.52
45.39	16.63		5,518,086	0.75		0.75		0.13		34.76

59.89	11.61	(e)	650,356	0.82	(f)	0.82	(f)	(0.33	)(f)	45.04
53.66	9.19		620,039	0.82		0.80		(0.31)		61.51
57.49	10.55		647,286	0.81		0.80		(0.33)		41.45
55.57	35.60		645,243	0.81		0.80		(0.30)		47.49
42.28	(33.52)		514,193	0.80		0.80		(0.36)		58.11
64.36	9.37		880,724	0.80		0.80		(0.52)		28.73

60.46	11.67	(e)	199,746	0.71	(f)	0.70	(f)	(0.21	)(f)	45.04
54.14	9.34		185,909	0.70		0.68		(0.19)		61.51
57.85	10.68		194,674	0.70		0.68		(0.21)		41.45
55.83	35.77		183,037	0.71		0.68		(0.18)		47.49
42.42	(33.45)		144,292	0.70		0.68		(0.24)		58.11
64.50	9.50		237,137	0.68		0.68		(0.40)		28.73

Semiannual Financial Statements (Unaudited) • 2026

Financial Highlights (continued)

For a Share Outstanding for the Six-Month Period Ended June 30, 2026 (unaudited)	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Securities(a)	Total from Investment Operations(a)	Dividends from Net Investment Income	Distributions from Net Realized Gains on Securities	Total Dividends and Distributions
Parnassus International Equity Fund – Investor Shares
Six-Month Period Ended June 30, 2026	$16.19	$0.15	$0.27	$0.42	$-	$-	$-
For the period ended December 31, 2025(h)	15.00	0.05	1.33	1.38	(0.19)	-	(0.19)
Parnassus International Equity Fund – Institutional Shares
Six-Month Period Ended June 30, 2026	16.14	0.17	0.28	0.45	-	-	-
For the period ended December 31, 2025(h)	15.00	0.12	1.28	1.40	(0.26)	-	(0.26)

Semiannual Financial Statements (Unaudited) • 2026

Net Asset Value End of Period	Total Overall Return		Net Assets End of Period (000s)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (Net of Waiver and Expense Offset Arrangements)(b)(c)(d)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$16.61	2.59	%(e)	$3,855	4.22	%(f)	0.95	%(f)	1.86	%(f)	30.39%
16.19	9.20	(e)	3,047	5.19	(f)	0.49	(f)	0.87	(f)	27.90

16.59	2.79	(e)	12,195	3.43	(f)	0.70	(f)	2.10	(f)	30.39
16.14	9.35	(e)	11,241	3.83	(f)	0.28	(f)	1.47	(f)	27.90

(a) Income (loss) from operations per share is based on average daily shares outstanding.

(b) Parnassus Investments has contractually limited expenses to an annualized rate of 0.84% for the Parnassus Growth Equity Fund – Investor Shares, 0.88% for the Parnassus Value Equity Fund – Investor Shares, 0.80% for the Parnassus Mid Cap Growth Fund – Investor Shares and 0.95% for the Parnassus International Equity Fund – Investor Shares.

(c) The ratio of gross expenses to average net assets for the Parnassus Core Equity Fund – Investor Shares and the Parnassus Mid Cap Fund – Investor Shares is a blended rate. As of June 30, 2026, the contractually limited rate is 0.81% for the Parnassus Core Equity Fund – Investor Shares and 0.95% for the Parnassus Mid Cap Fund – Investor Shares.

(d) Parnassus Investments has contractually limited expenses to an annualized rate of 0.61% for the Parnassus Core Equity Fund – Institutional Shares, 0.63% for the Parnassus Growth Equity Fund – Institutional Shares, 0.65% for the Parnassus Value Equity Fund – Institutional Shares, 0.75% for the Parnassus Mid Cap Fund – Institutional Shares, 0.68% for the Parnassus Mid Cap Growth Fund – Institutional Shares and 0.70% for the Parnassus International Equity Fund – Institutional Shares.

(e) Total Return is not annualized for periods less than one year.

(f) Annualized, except certain non-recurring expenses.

(g) The Parnassus Growth Equity Fund commenced operations on December 28, 2022, and the period shown is from December 28, 2022 through December 31, 2022.

(h) The Parnassus International Equity Fund commenced operations on April 28, 2025, and the period shown is from April 28, 2025 through December 31, 2025.

(i) Amount less than $0.01.

Semiannual Financial Statements (Unaudited) • 2026

Additional Information (unaudited)

Proxy Disclosures

Parnassus proxy voting policies and procedures are available, without charge, on our website (www.parnassus.com), on the Securities and Exchange Commission’s website (www.sec.gov) and by calling us at (800) 999-3505. The Funds file a proxy voting record with the Securities and Exchange Commission for the 12 months ended June 30. The most recent report is available by calling Parnassus or it may be obtained from the Securities and Exchange Commission’s website or the Parnassus website.

Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Securities and Exchange Commission’s website (www.sec.gov). The Funds publish their entire portfolio holdings information as of the end of each month and quarter on the Parnassus Funds’ website (www.parnassus.com). This information is available to anyone who visits the website and is updated on or about ten business days following the end of each month. Holdings information will remain on the website until updated for the subsequent time period.

Earnings growth is not representative of the fund’s future performance.

Mutual fund investing involves risk, and loss of principal is possible. The Fund’s share price may change daily based on the value of its security holdings. Stock markets can be volatile, and stock values fluctuate in response to the asset levels of individual companies and in response to general U.S. and international market and economic conditions. In addition to large cap companies, the Fund may invest in small and/or mid cap companies, which can be more volatile than large cap firms. Security holdings in the fund can vary significantly from broad market indexes.

Parnassus Growth Equity Fund and Parnassus Mid Cap Growth Fund: The adviser may be wrong in its assessment of a company’s potential for growth, and the growth stocks the fund holds may not grow as the advisor anticipates. In addition, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

Parnassus Mid Cap and Parnassus Mid Cap Growth Funds: The Fund invests in small and/or mid cap growth companies, which are generally riskier than larger companies, and the Fund’s share price may be more volatile than funds that invest in larger companies.

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE GUIDELINES: The Fund evaluates ESG factors as part of the investment decision-making process, considering a range of impacts they may have on future revenues, expenses, assets, liabilities and overall risk. The Fund also utilizes active ownership to encourage more sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy. There is no guarantee that the ESG strategy will be successful.

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information to the most recent month end is available on the Parnassus website (www.parnassus.com). Investment returns and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than their original principal cost.

Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus or summary prospectus, which contain this and other information. The prospectus or summary prospectus can be obtained on the Parnassus website or by calling (800) 999-3505.

The Parnassus Funds are distributed by Parnassus Funds Distributor, LLC.

©2026 Parnassus Investments. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC. All rights reserved.

Investment Adviser

Parnassus Investments, LLC

1 Market Street, Suite 1600

San Francisco, CA 94105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

405 Howard Street, Suite 600

San Francisco, CA 94105

Legal Counsel

Ropes & Gray LLP

One Maritime Plaza, Suite 1800

300 Clay Street

San Francisco, CA 94111

Distributor

Parnassus Funds Distributor, LLC

190 Middle Street, Suite 301

Portland, ME 04101

Sign up for electronic delivery of prospectuses, shareholder reports and account statements at www.parnassus.com

If you do not hold your account directly with Parnassus, please contact the firm that holds your account to inquire about electronic delivery.

©2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC. The Parnassus Funds are distributed by Parnassus Funds Distributor, LLC.

1 Market Street, Suite 1600 San Francisco, CA 94105^(800) 999-3505^www.parnassus.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Boards of Trustees (the “Board” and the members thereof referred to herein as the “Trustees”) of the Parnassus Funds and Parnassus Funds II (the “Trusts”) meet to review and consider the continuance of the investment advisory agreements (the “Investment Advisory Agreements”) by and between each of the Trusts, on behalf of the series of each Trust (each, a “Fund”) and Parnassus Investments, LLC (“Parnassus Investments” or the “Adviser”). In this regard, the Trustees who are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), met on March 9, 2026 and March 24, 2026 to review and evaluate the continuance of the Investment Advisory Agreements, and all of the Trustees, including the Independent Trustees, met on March 25, 2026 to review and evaluate the continuance of the Investment Advisory Agreements. The Trustees, including the Independent Trustees, were provided with relevant information by the Adviser, as described below, and the Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received assistance and advice, including a written memorandum, regarding the legal standards applicable to the consideration of advisory arrangements and with whom they met separately in executive session on March 9, 2026 and March 24, 2026. In addition, the Trustees considered matters bearing on the management of the Funds and other arrangements at regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Adviser. In all of their deliberations, the Independent Trustees were advised by independent counsel.

Prior to approving the continuation of the Investment Advisory Agreements, the Trustees, including the Independent Trustees, considered, where applicable:

•

The nature and quality of the investment advisory services provided by the Adviser, including the Adviser’s organization and operations, financial condition and stability and ownership structure; and the terms of the Advisory Agreements and how the services performed by the Adviser under the Advisory Agreements differ from those performed for other funds and accounts.

•	A comparison of the fees and expenses of the Funds to other similar funds, including a comparison of the Funds’ total expenses and the total expense ratios.

•	A comparison of the fee structures of other funds and accounts managed by the Adviser.

•	Whether economies of scale will be or are recognized by the Funds, and whether advisory fee breakpoints are appropriate.

•	The actual or projected costs and profitability of the Funds to the Adviser.

•	Short-term and long-term investment performance of the Funds.

•	The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee).

The material considerations and determinations of the Trustees, including all of the Independent Trustees, are as follows:

Nature and Quality of Investment Advisory Services

The Trustees considered the nature of the investment process employed by Parnassus Investments, including the interplay of sustainable business factors in the process of selecting investments.

The Trustees considered the experience of senior management; the adequacy of succession plans in place; and the qualifications, tenure, background and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

In considering the nature, extent and quality of the services provided by Parnassus Investments, the Trustees reviewed written and oral reports and written responses prepared by Parnassus Investments describing the portfolio management, shareholder communication and servicing, prospective shareholder assistance and regulatory compliance services provided by Parnassus Investments to the Funds. The Trustees also considered a written report prepared by Broadridge, an independent provider of investment company data, comparing aspects of the portfolio management services provided by Parnassus Investments to similar services provided to a universe of comparable funds (the “Universe”). The Trustees considered the differences and similarities between the funds included in the Universe and the Funds. Based on this review, the Trustees determined that Parnassus Investments continues to provide high quality services to the Funds.

The Independent Trustees evaluated the ability of Parnassus Investments, based on its financial condition, resources, reputation and other attributes to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Independent Trustees further considered the compliance program of Parnassus Investments, noting that the Trusts have a robust compliance program. In addition, the Independent Trustees took into account the administrative services provided to the Funds by Parnassus Investments.

Overall, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided to the Funds by Parnassus Investments, and that the nature and extent of the services provided by Parnassus Investments are appropriate.

Comparative Fees and Expenses

The Trustees considered the fee structures of the Funds. They considered the variables, in addition to the advisory fees, that impact costs to the shareholders of the Funds. They reviewed reports comparing the advisory fees paid by each Fund and each Fund’s expense ratio to that of the applicable peer group and concluded overall that the advisory fee paid by each Fund was appropriate and that each Fund’s expense ratio was within a reasonable range of its respective peer group.

The Trustees considered the distinction between the services performed by Parnassus Investments for other funds and accounts and those performed by Parnassus Investments for the Funds. The Trustees concluded that the services performed by Parnassus Investments for the Funds require a different level of service and oversight than the services performed by Parnassus Investments for institutional separate accounts. The Board also considered the differences in portfolio construction and other unique aspects of the Funds as compared to institutional separate accounts managed by Parnassus Investments. The Trustees concluded that the fee rates charged to each Fund are reasonable.

Comparison of Fee Structures of Other Accounts

The Trustees considered that the management of the Funds involves more comprehensive and substantive duties than the management of institutional separate accounts. Specifically:

•	Parnassus Investments provides tailored investment advisory services to the Funds in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.

•

With regard to the Funds, Parnassus Investments attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.

•	Parnassus Investments maintains a robust shareholder communication effort for the Funds to reach shareholders through direct contact, through intermediaries, or via the financial press.

•

Parnassus Investments coordinates with the Funds’ Chief Compliance Officer and other service providers to ensure compliance with regulatory regimens imposed by applicable law and the Internal Revenue Code.

•	Separate accounts do not require the same level of services and oversight, nor do they present the same compliance risk.

Economies of Scale

The Trustees noted that the investment advisory fee for each Fund, except for the Parnassus Core Select ETF and Parnassus Value Select ETF (together, the “ETFs”), contains a number of breakpoints in an effort to reflect economies of scale that might be realized as each such Fund grows. The Trustees considered the unitary fee structure for each of the ETFs. The Independent Trustees also noted that actual or potential economies of scale will be reasonably shared with applicable Fund shareholders through these breakpoints, as well as through any fee waivers and expense reimbursement arrangements applicable to such Funds. The Trustees concluded that the fees and breakpoints were appropriate. They also concluded that the Adviser’s ongoing and significant investments in the Funds’ portfolio management, research, technology and compliance teams result in a sharing of economies of scale that benefits the Funds and their shareholders.

Costs and Profitability

The Trustees reviewed a report of the actual and projected costs of services provided, and the actual and projected profits realized, by Parnassus Investments from its relationship with each Fund and concluded, on a Fund-by-Fund basis, that such profits were reasonable and not excessive, including when compared to profitability guidelines set forth in relevant case law.

Performance

The Trustees compared the performance of each of the Funds, once available, to benchmark indices over various periods of time ended December 31, 2025 and to the Universe of comparable funds as determined by Broadridge, as applicable. They noted, on a comparative basis, that the Parnassus Value Equity Fund outperformed its benchmark over the 1-, 5- and 10-year periods; the Parnassus Growth Equity Fund outperformed its benchmark over the 1-year period and underperformed its benchmark over the 3-year period; each of the Parnassus Mid Cap Growth Fund and the Parnassus Mid Cap Fund each outperformed their respective benchmark over the 1-year period and underperformed their respective benchmark over the 5- and 10-year periods; and the Parnassus Core Equity Fund underperformed its benchmark over the 1-, 5- and 10-year periods. The Trustees also reviewed how each applicable Fund’s performance compared to that of its corresponding funds in the Universe and determined that each Fund’s performance has been within a reasonable range of the relevant comparable funds in the Universe.

The Trustees noted that at each quarterly meeting, the Trustees review reports comparing the investment performance of the Funds to various indices. Based on the information provided at the meeting and the information and quarterly discussions regarding the Funds’ investment performance, the Trustees believe that Parnassus Investments manages the Funds in a manner that is materially consistent with their stated investment objective and style. The Trustees concluded that each Fund’s investment performance was reasonable.

Fall-Out Benefits

The Trustees then considered other benefits to Parnassus Investments from serving as adviser to the Funds (in addition to the advisory fee). The Trustees noted that Parnassus Investments derives ancillary benefits from its association with the Funds in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Funds. The Trustees determined such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision-making process. The Trustees concluded that the other benefits realized by Parnassus Investments from its relationship with the Funds were reasonable.

Conclusion

After reviewing the 15(c) Materials, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by Parnassus Investments, the performance of the Funds, expense information, regulatory compliance matters, trading information and related matters and other factors deemed relevant by the Trustees, the Trustees, including all of the Independent Trustees, approved the continuance of the Investment Advisory Agreements.

The Trustees noted that all of the factors above were considered by the Board as a whole, and separately by the Independent Trustees meeting in executive sessions. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuance of the Investment Advisory Agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the Registrant is made known to them by others, particularly during the period in which this report is being prepared. The Registrant’s certifying officers have determined that the Registrant’s disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting, or in other factors that could significantly affect these controls, that occurred during the Registrant’s fiscal half-year, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics – Not applicable for semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	Certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(4)	Not applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds and Parnassus Funds II

By:	(Signature and Title)

/s/ Benjamin E. Allen
Benjamin E. Allen
Title:	President and Principal Executive Officer
Date:	August 13, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Benjamin E. Allen
Benjamin E. Allen
Title:	President and Principal Executive Officer
Date:	August 13, 2026

By:	(Signature and Title)

/s/ Marc C. Mahon
Marc C. Mahon
Title:	Treasurer and Principal Financial Officer
Date:	August 13, 2026